Form N-1A Supplement	Sep. 19, 2025
NYLI Candriam International Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated September 19, 2025 (“Supplement”) to each Fund’s

Summary Prospectus and Prospectus, each dated August 28, 2025

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective December 22, 2025, the following sentence will be added at the end of the fourth paragraph of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:

A company included in the Underlying Index whose overall ranking subsequently falls to between the top 70% and 80% of its applicable industry sector may remain in the Underlying Index at a reduced weight for the following two index rebalances.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

NYLI Candriam U.S. Large Cap Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated September 19, 2025 (“Supplement”) to each Fund’s

Summary Prospectus and Prospectus, each dated August 28, 2025

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective December 22, 2025, the following sentence will be added at the end of the fourth paragraph of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:

A company included in the Underlying Index whose overall ranking subsequently falls to between the top 70% and 80% of its applicable industry sector may remain in the Underlying Index at a reduced weight for the following two index rebalances.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

NYLI Candriam U.S. Mid Cap Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated September 19, 2025 (“Supplement”) to each Fund’s

Summary Prospectus and Prospectus, each dated August 28, 2025

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective December 22, 2025, the following sentence will be added at the end of the fourth paragraph of the “Principal Investment Strategies” section of each Fund’s Summary Prospectus and Prospectus:

A company included in the Underlying Index whose overall ranking subsequently falls to between the top 70% and 80% of its applicable industry sector may remain in the Underlying Index at a reduced weight for the following two index rebalances.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE